Leases - Operating Leases - Additional Information (FY) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 Facility	Dec. 31, 2024 ft² Facility	Dec. 31, 2023 Facility	Aug. 11, 2023
GEORGIA
Lessee, Lease, Description [Line Items]
Office space subleased | ft²		2,000
Covington, Ohio
Lessee, Lease, Description [Line Items]
Number of SNFs under non-cancelable operating leases | Facility	1	1	1
Weighted average remaining lease term	3 years 7 months 6 days	3 years 10 months 24 days
Promissory Note
Lessee, Lease, Description [Line Items]
Interest rate				8.00%